Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	3 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivables and Unbilled Revenue, and Unbilled Services and Unearned Revenue
Accounts receivables and unbilled revenue are as follows:

	March 31, 2025	December 31, 2024
	(in thousands)
Billed services (accounts receivable)	$1,426,035	$1,437,653
Allowance for credit losses	(38,573)	(35,664)
Accounts receivable (net)	1,387,462	1,401,989
Unbilled services (unbilled revenue)	1,197,080	1,286,274
Accounts receivable and unbilled revenue, net	$2,584,542	$2,688,263

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

	March 31, 2025	December 31, 2024	$ Change	% Change
	(in thousands, except percentages)
Unbilled services (unbilled revenue)	$1,197,080	$1,286,274	$(89,194)	(6.9)%
Unearned revenue (payments on account)	(1,497,166)	(1,614,758)	117,592	(7.3)%
Net balance	$(300,086)	$(328,484)	$28,398	(8.6)%